Loan Payable	12 Months Ended
Dec. 31, 2013
Loan Payable
10.	Loan Payable

In connection with the Echo transaction, the Partnership borrowed $6,800,000 with interest accruing at 10% per annum through February 28, 2014 then at 8.9% per annum when the Partnership made a one-time $600,000 payment which was applied to principal. The lender, as collateral, has a first priority security interest in all of the leased assets acquired by Echo. The lender has the right to receive 100% of the cash proceeds from the leased assets until the loan is repaid in full. Beginning January 1, 2014 and monthly thereafter, all of the cash received from these leased assets are applied first against interest with any excess applied against the outstanding principal balance. There is no stated repayment term for the principal.

SQN AIF IV, GP LLC [Member]
Loan Payable
10.	Loan Payable

In connection with the Echo transaction, the Fund borrowed $6,800,000 with interest accruing at 10% per annum through February 28, 2014 then at 8.9% per annum when the Fund made a one-time $600,000 payment which was applied to principal. The lender, as collateral, has a first priority security interest in all of the leased assets acquired by Echo. The lender has the right to receive 100% of the cash proceeds from the leased assets until the loan is repaid in full. Beginning January 1, 2014 and monthly thereafter, all of the cash received from these leased assets are applied first against interest with any excess applied against the outstanding principal balance. There is no stated repayment term for the principal.